Unaudited Condensed Statements of Stockholders' Deficit - USD ($)	Redeemable Series A Preferred Stock	Series A Preferred Stock	Class A Common Stock	Class B Common Stock	Common Stock Subscriptions	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jun. 30, 2023			$ 2,158	$ 50	$ 1,250,000	$ 39,558,930	$ (48,725,037)	$ (7,913,899)
Balance (in Shares) at Jun. 30, 2023			21,584,744	497,569
Stock based compensation						56,411		56,411
Shares issued to settle common stock subscriptions			$ 3,077	$ 97	(18,658,854)	18,655,680
Shares issued to settle common stock subscriptions (in Shares)			30,764,789	969,601
Conversion of Revolving convertible notes payable - related parties into common stock subscriptions					14,747,426			14,747,426
Conversion of Notes payable - related party into common stock subscriptions					329,495			329,495
Conversion of Notes payable into common stock subscriptions					1,740,344			1,740,344
Issuance of common stock subscriptions in lieu of accounts payable and accrued expenses - related party					591,589			591,589
Common stock issued for cash			$ 64			5,149,936		5,150,000
Common stock issued for cash (in Shares)			643,750
Shares converted (in Shares)			9,351,695
Warrants issued for services						75,267		75,267
Cashless exercise of Class B warrants				$ 469		(469)
Cashless exercise of Class B warrants (in Shares)				4,687,500
Shares cancelled and exchanged for redeemable Series A preferred stock	$ 115,000,000		$ (2,000)				(114,998,000)	(115,000,000)
Shares cancelled and exchanged for redeemable Series A preferred stock (in Shares)	4,000,000		(20,000,000)
Remeasurement of Series A Preferred Stock to redemption value	$ 5,000,000						(5,000,000)	(5,000,000)
Net loss							(12,446,216)	(12,446,216)
Balance at Jun. 30, 2024	$ 120,000,000		$ 3,299	$ 616		63,495,755	(181,169,253)	(117,669,583)
Balance (in Shares) at Jun. 30, 2024	4,000,000		32,993,283	6,154,670
Stock based compensation						105,172		105,172
Reclass from Class A common stock to Class B common stock			$ (778)	$ 778
Reclass from Class A common stock to Class B common stock (in Shares)			(7,782,970)	7,782,970
Warrants issued for services						144,262		144,262
Net loss							(3,559,805)	(3,559,805)
Balance at Sep. 30, 2024	$ 120,000,000		$ 2,521	$ 1,394		63,745,189	(184,729,058)	(120,979,954)
Balance (in Shares) at Sep. 30, 2024	4,000,000		25,210,313	13,937,640
Balance at Jun. 30, 2024	$ 120,000,000		$ 3,299	$ 616		63,495,755	(181,169,253)	(117,669,583)
Balance (in Shares) at Jun. 30, 2024	4,000,000		32,993,283	6,154,670
Net loss								(10,869,850)
Balance at Mar. 31, 2025		$ 400	$ 2,564	$ 1,394	1,000,000	187,781,207	(192,039,103)	(3,253,538)
Balance (in Shares) at Mar. 31, 2025		4,000,000	25,635,313	13,937,640
Balance at Jun. 30, 2024	$ 120,000,000		$ 3,299	$ 616		63,495,755	(181,169,253)	(117,669,583)
Balance (in Shares) at Jun. 30, 2024	4,000,000		32,993,283	6,154,670
Stock based compensation						484,947		484,947
Class A common stock subscription					1,500,000			1,500,000
Class A common stock issued for cash to related party			19			1,499,981		1,500,000
Class A common stock issued for cash to related party			187,500
Reclass from Class A common stock to Class B common stock			$ (778)	$ 778
Reclass from Class A common stock to Class B common stock (in Shares)			(7,782,970)	7,782,970
Reclass of Series A preferred stock from mezzanine to permanent equity	$ (120,000,000)	$ 400				119,999,600		120,000,000
Reclass of Series A preferred stock from mezzanine to permanent equity (in Shares)	(4,000,000)	4,000,000
Shares issued to settle common stock subscriptions			$ 19		(1,500,000)	1,499,981
Shares issued to settle common stock subscriptions (in Shares)			187,500
Common stock issued for cash			$ 37			2,899,963		2,900,000
Common stock issued for cash (in Shares)			362,500
Common stock issued for services		115,000,000	$ 2,900,000
Shares converted (in Shares)			9,513,528
Warrants issued for services						497,076		497,076
Net loss							(14,065,948)	(14,065,948)
Balance at Jun. 30, 2025		$ 400	$ 2,596	$ 1,394		190,377,303	(195,235,201)	(4,853,508)
Balance (in Shares) at Jun. 30, 2025		4,000,000	25,947,813	13,937,640
Balance at Sep. 30, 2024	$ 120,000,000		$ 2,521	$ 1,394		63,745,189	(184,729,058)	(120,979,954)
Balance (in Shares) at Sep. 30, 2024	4,000,000		25,210,313	13,937,640
Stock based compensation						135,550		135,550
Class A common stock subscription					500,000			500,000
Reclass of Series A preferred stock from mezzanine to permanent equity	$ (120,000,000)	$ 400				119,999,600		120,000,000
Reclass of Series A preferred stock from mezzanine to permanent equity (in Shares)	(4,000,000)	4,000,000
Common stock issued for cash			$ 36			2,849,964		2,850,000
Common stock issued for cash (in Shares)			356,250
Warrants issued for services						352,814		352,814
Net loss							(3,929,518)	(3,929,518)
Balance at Dec. 31, 2024		$ 400	$ 2,557	$ 1,394	500,000	187,083,117	(188,658,576)	(1,071,108)
Balance (in Shares) at Dec. 31, 2024		4,000,000	25,566,563	13,937,640
Stock based compensation						148,097		148,097
Class A common stock subscription					1,000,000			1,000,000
Shares issued to settle common stock subscriptions			$ 6		(500,000)	499,994
Shares issued to settle common stock subscriptions (in Shares)			62,500
Common stock issued for cash			$ 1			49,999		50,000
Common stock issued for cash (in Shares)			6,250
Net loss							(3,380,527)	(3,380,527)
Balance at Mar. 31, 2025		$ 400	$ 2,564	$ 1,394	1,000,000	187,781,207	(192,039,103)	(3,253,538)
Balance (in Shares) at Mar. 31, 2025		4,000,000	25,635,313	13,937,640
Balance at Jun. 30, 2025		$ 400	$ 2,596	$ 1,394		190,377,303	(195,235,201)	(4,853,508)
Balance (in Shares) at Jun. 30, 2025		4,000,000	25,947,813	13,937,640
Stock based compensation						88,422		88,422
Common stock issued to settle related party notes payable			$ 51			4,076,000		4,076,051
Common stock issued to settle related party notes payable (in Shares)			509,507
Common stock issued for cash			$ 34			2,699,966		2,700,000
Common stock issued for cash (in Shares)			337,500
Common stock issued for services			$ 13			(13)
Common stock issued for services (in Shares)			125,000
Shares converted			$ 1	$ (1)
Shares converted (in Shares)			12,000	(12,000)
Net loss							(2,862,349)	(2,862,349)
Balance at Sep. 30, 2025		$ 400	$ 2,695	$ 1,393		197,241,678	198,097,550	(851,384)
Balance (in Shares) at Sep. 30, 2025		4,000,000	26,931,820	13,925,640
Balance at Jun. 30, 2025		$ 400	$ 2,596	$ 1,394		190,377,303	(195,235,201)	(4,853,508)
Balance (in Shares) at Jun. 30, 2025		4,000,000	25,947,813	13,937,640
Net loss								(10,180,305)
Balance at Mar. 31, 2026		$ 400	$ 2,695	$ 1,393		198,414,784	205,415,506	(6,996,234)
Balance (in Shares) at Mar. 31, 2026		4,000,000	26,931,820	13,925,640
Balance at Sep. 30, 2025		$ 400	$ 2,695	$ 1,393		197,241,678	198,097,550	(851,384)
Balance (in Shares) at Sep. 30, 2025		4,000,000	26,931,820	13,925,640
Stock based compensation						87,504		87,504
Net loss							(2,783,982)	(2,783,982)
Balance at Dec. 31, 2025		$ 400	$ 2,695	$ 1,393		197,329,182	(200,881,532)	(3,547,862)
Balance (in Shares) at Dec. 31, 2025		4,000,000	26,931,820	13,925,640
Stock based compensation						85,602		85,602
Stock-based compensation recognized for prior Common stock issuance						1,000,000		1,000,000
Net loss							(4,533,974)	(4,533,974)
Balance at Mar. 31, 2026		$ 400	$ 2,695	$ 1,393		$ 198,414,784	$ 205,415,506	$ (6,996,234)
Balance (in Shares) at Mar. 31, 2026		4,000,000	26,931,820	13,925,640